GOODWILL AND INTANGIBLE ASSET (Details 1) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Trademark	$ 81,750	$ 81,750	$ 81,750
Website Development	12,201
Less: Accumulated Amortization	(14,510)	(12,262)	(4,087)
Intangible assets	$ 79,441	$ 69,488	$ 77,663